UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2009
Check here if Amendment [ ]; Amendment Number: ___

This Amendment (Check only one.):     [ ]is a restatement.
                                      [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     HS Management Partners, LLC
Address:  598 Madison Ave; 14th Floor
          New York, NY  10022

Form 13F File Number: 28-(assigned by Edgar)
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ronald R. Staib
Title:  SVP/CCO
Phone:  212-823-0576

Signature, Place, and Date of Signing:

Ronald R. Staib           New York, NY 10022         04/22/09
[Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Included Managers:

NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   21

Form 13F Information Table Value Total:   $147,800


                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                  FORM 13F INFORMATION TABLE

                                                          VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (X$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE    SHARED  NONE
----------------------------  --------------  ---------  --------  -------  ---  ----  -------  --------  -------  ------  ----
ABBOTT LAB COM                COM             002824100    7,708   161,590  SH         SOLE               161,590
ADOBE SYS INC DEL COM         COM             00724F101    3,374   157,720  SH         SOLE               157,720
CAMPBELL SOUP CO COM          COM             134429109    8,794   321,415  SH         SOLE               321,415
COCA COLA CO COM              COM             191216100   13,024   296,340  SH         SOLE               296,340
COSTSO WHOLESALE CORP NEW     COM             22160K105    8,737   188,625  SH         SOLE               188,625
COM
DIAGEO PLC SPONSORED ADR NEW  SPONSORED ADR   25243Q205    9,832   219,710  SH         SOLE               219,710
ECOLAB INC COM                COM             278865100    3,377    97,245  SH         SOLE                97,245
GOOGLE INC CL A COM           COM             38259P508   10,786    30,989  SH         SOLE                30,989
KELLOGG CO COM                COM             487836108    8,109   221,380  SH         SOLE               221,380
MARVEL ENTMT INC COM          COM             57383T103    4,398   165,660  SH         SOLE               165,660
MCCORMICK & CO COM            COM             579780206    3,285   111,100  SH         SOLE               111,100
MC DONALDS CORP COM           COM             580135101   10,602   194,285  SH         SOLE               194,285
NETFLIX COM INC COM           COM             64110L106    3,876    90,307  SH         SOLE                90,307
NOKIA CORP SPONSORED ADR      SPONSORED ADR   654902204    4,010   343,590  SH         SOLE               343,590
SCHWAB CHARLES CORP COM NEW   COM             808513105    4,803   309,875  SH         SOLE               309,875
SCRIPPS NETWORKS INTERACTIVE  COM             811065101   10,655   473,336  SH         SOLE               473,336
INC CL A   COM STK
STARBUCKS CORP COM            COM             855244109    3,686   331,765  SH         SOLE               331,765
TIME WARNER CABLE INC COM     COM             88732J207    2,759   111,244  SH         SOLE               111,244
TIME WARNER INC NEW COM       COM             887317105    8,555   443,242  SH         SOLE               443,242
WAL-MART STORES INC COM       COM             931142103   11,774   225,985  SH         SOLE               225,985
WESTERN UNION CO COM          COM             959802109    5,656   449,925  SH         SOLE               449,925